UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Government Money Fund	May 31, 2022
PRRXX	Investor Class
TTGXX	I Class
T. ROWE PRICE Government Money Fund

HIGHLIGHTS

■	The Government Money Fund returned 0.04% over the last year, as money market yields remained extremely low but started to rise in the latter part of our reporting period.

■	The Federal Reserve—in response to strong economic and employment growth and elevated inflation—raised short-term interest rates in March, May, and June after our reporting period ended.

■	In anticipation of the Fed’s first rate increase in March, we shortened the portfolio’s weighted average maturity (WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields.

■	While additional rate increases in the months ahead should translate into higher yields and returns for money market fund investors, uncertainty surrounding economic growth and geopolitical stability could alter the pace of the central bank’s monetary tightening.

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Market Commentary

Dear Shareholder

Global stock markets produced mostly negative returns during your fund’s fiscal year, the 12-month period ended May 31, 2022, while rising bond yields weighed on returns for fixed income investors. Positive sentiment surrounding the recovering economy and corporate earnings growth in the first half of the period gave way to fears about new coronavirus variants, rising interest rates, soaring inflation, and geopolitical turmoil in the second half.

Nearly all major global and regional equity benchmarks receded during the period. Value shares outperformed growth stocks as equity investors turned risk averse and rising rates put downward pressure on growth stock valuations. Sector performance diverged widely, with communication services and consumer discretionary companies suffering amid the value rotation. Meanwhile, energy stocks registered exceptional returns as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch.

Financial markets entered the period on an upbeat note as an improving labor market and renewed stimulus efforts were reflected in higher consumer spending. A robust increase in corporate earnings growth also drove markets for much of 2021. However, earnings tailwinds showed signs of fading heading into 2022, as certain high-profile companies issued weaker-than-expected earnings reports or financial projections.

In November 2021, the emergence of the omicron variant of the coronavirus prompted worries about the economic outlook and the potential that a resurgence in cases could lead to further supply chain disruptions. While omicron variant trends and restrictions eased in most regions early in 2022, China continued to pursue a “zero COVID” policy, resulting in large-scale lockdowns and industrial production disruptions.

In February 2022, markets were caught further by surprise when Russia launched a large-scale military offensive into Ukraine. The strong sanctions on Russia that followed raised concerns about supply chains already stressed by the coronavirus. In March, the White House announced that the U.S. was cutting off all oil imports from Russia. As a result, oil prices surged to their highest level in over a decade.

Concerns about inflation intensified over much of the period, driven in part by events in Ukraine and China. Along with supply chain problems, the impact of the fiscal and monetary stimulus enacted during the pandemic and the release of pent-up demand for travel, recreation, and other services also pushed prices higher. In the U.S., consumer prices rose 8.2% in April versus the year before, near multi-decade highs, driven by accelerating energy and food prices. In March, the U.S. Federal Reserve approved its first interest rate hike in more than three years and signaled an accelerating pace of rate increases ahead to combat inflation. In addition, the Fed ended its purchases of Treasuries and agency mortgage-backed securities during the period and announced plans to begin reducing its balance sheet.

Bond indexes were broadly negative as yields rose across the U.S. Treasury yield curve amid surging inflation and expectations of aggressive monetary tightening. (Bond yields and prices move in opposite directions.) Investment-grade corporate bonds fared particularly poorly, experiencing significant losses as concerns over a potential slowdown in economic growth took hold.

The challenges global markets face are complex and could drive market volatility as we enter the second half of the year. Our investment teams will be closely monitoring the Fed’s actions as the central bank attempts to use interest rate hikes to tame inflation without stifling economic growth. Meanwhile, we remain focused on the ongoing geopolitical and humanitarian crisis in Ukraine, which continues to disrupt supply chains, increase inflationary pressures, and dampen consumer confidence.

During challenging times like these, I am heartened by our firm’s long-term focus and time-tested investment approach. I also recognize that market volatility and sector rotation historically have presented attractive opportunities for active investors. I remain confident in the ability of our global research organization to uncover compelling investment ideas that can help deliver strong long-term risk-adjusted performance as market conditions normalize.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
CEO and President

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund’s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

FUND COMMENTARY

How did the fund perform in the past 12 months?

Money market yields remained extremely low but started to rise in the latter part of our reporting period, as the Federal Reserve increased the 0.00% to 0.25% fed funds target rate range in March and again in early May in response to strong economic and employment growth and inflation that has risen to levels unseen for four decades.

On June 15, after our reporting period ended, the central bank raised the range by 75 basis points (0.75%); the new range after the Fed’s June meeting was 1.50% to 1.75%, which—coupled with likely additional rate increases in the months ahead—should translate into higher yields and returns for money market fund investors.

The Government Money Fund returned 0.04% in the one-year period ended May 31, 2022, versus 0.06% for its peer group benchmark, the Lipper U.S. Government Money Market Funds Index. (Returns for the I Class may vary due to its different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The U.S. economy continued to recover from the pandemic over the last 12 months. Although gross domestic product contracted at a 1.5% annualized rate in the first quarter of 2022, according to the most recent estimate, the decrease was attributable to factors such as increased imports and decreases in private inventory investment, exports, federal government spending, and state and local government spending. The labor market has been especially strong, sending the national unemployment rate below 4%, and solid wage growth has supported consumer spending. Inflation has remained elevated, however, exacerbated by continuing global supply chain disruptions stemming in part from the coronavirus and spiking prices of energy commodities in response to Russia’s late-February invasion of Ukraine.

Thanks in part to increasingly hawkish rhetoric from Federal Reserve officials, expectations for aggressive Fed policy tightening in 2022 led to a considerable increase in U.S. Treasury yields in our fiscal year—particularly in the last six months. In the money market universe, three-month U.S. Treasury bill yields rose over the last year from 0.01% to 1.16%, while six-month T-bill yields increased from 0.03% to 1.64%. One-year T-bill yields climbed from 0.05% to 2.08%.

How is the fund positioned?

In anticipation of the Fed’s first rate increase in March, we shortened the portfolio’s weighted average maturity (WAM) so that we could quickly use the proceeds from maturing money market instruments to purchase newer securities with higher yields. Because we believe the Fed will continue raising rates in 2022, we expect to keep the portfolio’s WAM relatively short so that we can respond accordingly to subsequent rate increases. As always, we try to take advantage of opportunities to buy money market instruments with attractive yields without reducing our high credit quality standards.

As shown in the Security Diversification exhibit, about two-thirds of the portfolio was invested in repurchase agreements at the end of May, while U.S. Treasury securities accounted for one-fourth of the fund. The remainder was invested in other U.S. government and agency securities.

What is portfolio management’s outlook?

The Fed has signaled that a rate-hiking cycle is now underway in an attempt to curb inflation pressures. While money market fund investors will welcome higher money market yields and returns, uncertainty surrounding economic growth and geopolitical stability could alter the pace of the central bank’s monetary tightening. Our strategy should enable us to respond quickly to changes in the interest rate outlook or other factors affecting the money markets. In any event, we remain committed to managing a high-quality money market portfolio focused on liquidity and stability of principal, which we deem of utmost importance to our investors.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The potential for realizing a loss of principal could derive from:

Interest rate risks. A decline in interest rates may lower the portfolio’s yield, or a rise in the overall level of interest rates may cause a decline in the prices of fixed income securities held by the portfolio. The portfolio’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit.

Credit risks. An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), a rating downgrade, or an inability to meet a financial obligation. Although the portfolio only purchases securities that present minimal credit risk in the opinion of T. Rowe Price, the credit quality of its holdings could change rapidly during periods of market stress. The portfolio’s overall credit risk is relatively low since it invests in securities that are backed by the full faith and credit of the U.S. government.

Repurchase agreement risks. A counterparty to a repurchase agreement may become insolvent or fail to repurchase securities from the portfolio as required, which could increase its costs or prevent it from immediately accessing its collateral.

BENCHMARK INFORMATION

Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following: Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses

The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

May 31, 2022

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par	$ Value
U.S. GOVERNMENT AGENCY DEBT 9.9%		
Federal Farm Credit Banks, 0.37%, 10/14/22	73,500	73,489
Federal Farm Credit Banks, FRN, 3M UST + 0.04%, 1.103%, 11/9/22	45,000	44,999
Federal Farm Credit Banks, FRN, 3M UST + 0.05%, 1.103%, 8/3/22	70,000	69,999
Federal Farm Credit Banks, FRN, 3M UST + 0.055%, 1.118%, 1/31/23	50,000	50,000
Federal Farm Credit Banks, FRN, 3M UST + 0.065%, 1.128%, 10/31/22	100,000	100,000
Federal Farm Credit Banks, FRN, 3M UST + 0.09%, 1.153%, 6/3/22	75,000	75,000
Federal Farm Credit Banks, FRN, SOFR + 0.013%, 0.792%, 1/30/23	44,800	44,795
Federal Farm Credit Banks, FRN, SOFR + 0.32%, 1.10%, 6/9/23	5,000	5,014
Federal Home Loan Banks, 0.21%, 12/2/22	100,000	100,000
Federal Home Loan Banks, 0.21%, 12/12/22	32,000	32,000
Federal Home Loan Banks, 0.22%, 12/16/22	50,000	50,000
Federal Home Loan Banks, 0.28%, 6/23/22	100,000	99,983
Federal Home Loan Banks, 0.31%, 6/30/22	177,420	177,376
Federal Home Loan Banks, 0.499%, 6/15/22	50,000	49,990
Total U.S. Government Agency Debt (Cost $972,645)		**972,645**
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS 65.2%(1)		
Bank of America, Tri-Party, Dated 5/31/22, 0.80%, Delivery Value of $244,005,422 on 6/1/22, Collateralized by U.S. Government securities, 2.00% - 3.50%, 4/1/37-5/1/52, valued at $248,880,000	244,000	244,000
Citigroup Global Markets, Tri-Party, Dated 5/31/22, 0.81%, Delivery Value of $222,004,995 on 6/1/22, Collateralized by U.S. Government securities, 2.75%, 5/31/29, valued at $226,440,047	222,000	222,000
Credit Agricole, Tri-Party, Dated 5/31/22, 0.80%, Delivery Value of $156,303,473 on 6/1/22, Collateralized by U.S. Government securities, 2.50%, 7/20/51, valued at $159,426,001	156,300	156,300
Federal Reserve Bank of New York, Tri-Party, Dated 5/31/22, 0.80%, Delivery Value of $4,171,092,689 on 6/1/22, Collateralized by U.S. Government securities, 0.38% - 2.00%, 5/31/24 - 5/15/31, valued at $4,171,092,715	4,171,000	4,171,000
Goldman Sachs, Tri-Party, Dated 5/31/22, 0.80%, Delivery Value of $244,005,422 on 6/1/22, Collateralized by U.S. Government securities, 2.43% - 4.00%, 12/20/43 - 4/15/57, valued at $248,880,000	244,000	244,000

The accompanying notes are an integral part of these financial statements.

May 31, 2022

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has two classes of shares: the Government Money Fund (Investor Class) and the Government Money Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.

Capital Transactions Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

New Accounting Guidance In March 2020, the FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures, including the comparison of amortized cost to market-based value, and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. On May 31, 2022, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Repurchase Agreements The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list. All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

LIBOR Transition The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund’s performance.

NOTE 4 - FEDERAL INCOME TAXES

Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

The tax character of distributions paid for the periods presented was as follows:

At May 31, 2022, the tax-basis cost of investments was as follows:

At May 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund.

Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended May 31, 2022, expenses waived/paid totaled $19,132,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2022, expenses incurred pursuant to these service agreements were $97,000 for Price Associates; $8,269,000 for T. Rowe Price Services, Inc.; and $1,280,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

NOTE 6 - OTHER MATTERS

Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price
Government Money Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Government Money Fund, Inc. (the “Fund”) as of May 31, 2022, the related statement of operations for the year ended May 31, 2022, the statement of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2022 and the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2022

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/22

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For nonresident alien shareholders, $13,230,000 of income dividends are interest-related dividends.

For shareholders subject to interest expense deduction limitation under Section 163(j), $4,258,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/us/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 7–8, 2022 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Adviser

The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Adviser.

Investment Performance of the Fund

The Board took into account discussions with the Adviser and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s total returns for various periods through December 31, 2021, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including relative performance information as of September 30, 2021, supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. The fund previously had a management fee consisting of a group fee component, which declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds, and an individual fund fee component, but the fund’s overall management fee rate was lowered to a rate below the group fee rate, so the group fee component was eliminated. Although the fund no longer has a group fee component to its management fee, its assets are included in the group fee rate calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds. The fund’s shareholders have benefited from economies of scale through reductions to the fund’s management fee and may also benefit from potential economies of scale through a decline in operating expenses as the fund grows in size. The Board concluded that the advisory fee structure for the fund provided for a reasonable sharing of benefits from any economies of scale and that the advisory fee structure continued to be appropriate.

Fees and Expenses

The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile (Expense Universe).

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract

As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors because of their relationships with T. Rowe Price and its affiliates. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore (1959) 2018 [204]	President and Chief Executive Officer, Federal Home Loan Bank of San Francisco (2021 to present); President, Radian Guaranty (2008 to 2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021); Director, Chimera Investment Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)

Ronald J. Daniels(b) (1959) 2018 [0]	President, The Johns Hopkins University and Professor, Political Science Department, The Johns Hopkins University (2009 to present); Director, Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc. (2020 to present)

Bruce W. Duncan (1951) 2013 [204]	President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of the Board (2016 to 2020), and President (2009 to 2016), First Industrial Realty Trust, owner and operator of industrial properties; Chair of the Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels & Resorts, a hotel and leisure company; Member, Investment Company Institute Board of Governors (2017 to 2019); Member, Independent Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR (2018 to present); Director, Boston Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)

Robert J. Gerrard, Jr. (1952) 2013 [204]	Advisory Board Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

Paul F. McBride (1956) 2013 [204]	Advisory Board Member, Vizzia Technologies (2015 to present); Board Member, Dunbar Armored (2012 to 2018)

Kellye L. Walker(c) (1966) 2021 [204]	Executive Vice President and Chief Legal Officer, Eastman Chemical Company (April 2020 to present); Executive Vice President and Chief Legal Officer, Huntington Ingalls Industries, Inc. (NYSE: HIl) (January 2015 to March 2020); Director, Lincoln Electric Company (October 2020 to present)

(a)All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price Funds.
(c)Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.

INTERESTED DIRECTORS(a)

Name (Year of Birth) Year Elected [Number of T. Rowe Price Portfolios Overseen]	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

David Oestreicher (1967) 2018 [204]	Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price Investment Management, Inc. (Price Investment Management); Vice President and Secretary, T. Rowe Price International (Price International); Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price Singapore (Price Singapore); General Counsel, Vice President, and Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive Officer, President, and Secretary, T. Rowe Price Trust Company; Principal Executive Officer and Executive Vice President, all funds

Robert W. Sharps, CFA, CPA (1971) 2019 [0]	Director and Vice President, T. Rowe Price; Director, Price Investment Management; Chief Executive Officer and President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust Company

Eric L. Veiel, CFA (1972) 2022 [204]	Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

(a)All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.

OFFICERS

Name (Year of Birth) Position Held With Government Money Fund	Principal Occupation(s)

Colin T. Bando, CFA (1987) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Armando (Dino) Capasso (1974) Chief Compliance Officer	Chief Compliance Officer and Vice President, T. Rowe Price and Price Investment Management; Vice President, T. Rowe Price Group, Inc.; formerly, Chief Compliance Officer, PGIM Investments LLC and AST Investment Services, Inc. (ASTIS) (to 2022); Chief Compliance Officer, PGIM Retail Funds complex and Prudential Insurance Funds (to 2022); Vice President and Deputy Chief Compliance Officer, PGIM Investments LLC and ASTIS (to 2019); Senior Vice President and Senior Counsel, Pacific Investment Management Company LLC (to 2017)

Maria H. Condez (1962) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Alan S. Dupski, CPA (1982) Principal Financial Officer, Vice President, and Treasurer	Vice President, Price Investment Management, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Gary J. Greb (1961) Vice President	Vice President, Price Investment Management, T. Rowe Price, Price International, and T. Rowe Price Trust Company

Cheryl Hampton (1969) Vice President	Vice President, T. Rowe Price

Benjamin Kersse (1989) Vice President	Vice President, T. Rowe Price

Paul J. Krug, CPA (1964) Vice President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1967) Vice President	Director and Vice President, T. Rowe Price Trust Company; Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Fran M. Pollack-Matz (1961) Vice President and Secretary	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc.

Rachel Protzman (1988) Assistant Vice President	Assistant Vice President, T. Rowe Price

Shannon H. Rauser (1987) Assistant Secretary	Assistant Vice President, T. Rowe Price

Chen Shao (1980) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Jeanny Silva (1975) Vice President	Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Douglas D. Spratley, CFA (1969) President	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Megan Warren (1968) Vice President	OFAC Sanctions Compliance Officer and Vice President, Price Investment Management; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least 5 years.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,959,000 and $3,481,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2022

		By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2022